Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2014
Other assets and other liabilities
end of	2Q14	1Q14	4Q13	2Q13
Other assets (CHF million)
Cash collateral on derivative instruments	8,097	7,058	8,359	10,212
Cash collateral on non-derivative transactions	2,445	1,541	1,412	1,905
Derivative instruments used for hedging	2,100	1,894	2,062	2,387
Assets held-for-sale	20,102	20,615	19,306	23,763
of which loans	19,755	20,223	18,914	23,284
of which real estate	347	392	392	478
Assets held for separate accounts	9,046	10,268	11,236	12,032
Interest and fees receivable	6,041	4,831	4,859	5,733
Deferred tax assets	5,557	5,683	6,185	6,599
Prepaid expenses	649	585	552	809
Failed purchases	2,996	2,542	2,365	3,131
Other	7,656	7,388	6,729	6,415
Other assets	64,689	62,405	63,065	72,986
Other liabilities (CHF million)
Cash collateral on derivative instruments	12,844	11,984	11,663	13,047
Cash collateral on non-derivative transactions	740	754	955	1,957
Derivative instruments used for hedging	202	512	384	763
Provisions [1]	2,653	2,633	2,641	1,251
of which off-balance sheet risk	59	62	60	65
Liabilities held for separate accounts	9,046	10,268	11,236	12,032
Interest and fees payable	6,055	5,001	5,641	7,665
Current tax liabilities	788	841	864	853
Deferred tax liabilities	423	427	394	165
Failed sales	1,267	2,235	2,396	2,944
Other	14,895	14,113	15,273	15,440
Other liabilities	48,913	48,768	51,447	56,117
1 Includes provisions for bridge commitments.